Accrued Expenses and Other Payables - Schedule of Accrued Expenses and Other Payables (Details) - CNY (¥) ¥ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Schedule of Accrued Expenses and Other Payables [Abstract]
Accrual for salary and bonus		¥ 6,404	¥ 7,770
Other taxes and surcharge payable		37,983	45,472
Amounts due to franchisees	[1]	171	218
Professional service fee		8,260	2,177
Amounts due to third parties under collaborative agreements	[2]	25,254	29,652
Accrued expenses		8,394	6,723
Receipt in advance		7,599	8,532
Others		10,530	12,533
Accrued expenses and other payables		¥ 104,595	¥ 113,077

[1]	The Group entered into franchise agreements with certain real estate agency companies which are granted with the right to use the Group’s brands, access of listings in the Group’s platform and other resources. These amounts as of December 31, 2023 and 2024 represent the commission received on behalf of the real estate agency companies and guarantee deposits.
[2]	The amount represents funds provided by third parties under Collaborative Agreements (see Note 1(c)) for the parking space sales projects.